REPORT TO
SHAREHOLDERS
Senior Floating Rate Fund

--------------------------------------------------------------------------------
North American Funds(R)                        Semi-Annual Report  June 30, 2000
--------------------------------------------------------------------------------

Unaudited
Financial
Statements

                                                              AMERICAN
                                                                 GENERAL
                                                                 FINANCIAL GROUP

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
President's Message
--------------------------------------------------------------------------------

August 18, 2000

Dear Shareholder:

I am pleased to announce that in March, North American Funds became part of American General Corporation. Headquartered in Houston, American General is a leading provider of retirement services, investments, life insurance and consumer loans. The acquisition of North American Funds by American General Corporation provides you with the backing of one of the largest and most successful financial organizations in the country. We believe that the additional access to resources which American General offers, combined with our continuing commitment to providing you with exceptional investment managers and excellent customer service will help you to reach your goals in the months and years to come.

Fund Update
As of June 30, 2000, the North American Senior Floating Rate Fund had an NAV of $9.83 and a 30-day SEC yield of 8.03%. Overall, the Fund continues to maintain a strong BB- credit profile and remains well diversified with investments in 140 issuers representing 29 industries. At June 30, 2000, the largest single position in the Fund was Starwood Hotels at 1.39% and the largest industry weighting was telecommunications at 13.1% of the portfolio.

For the twelve months ending June 30, 2000, the Fund remained almost 200 basis points ahead of its benchmark, the DLJ Leveraged Loan Index Plus, posting a net total return of 5.51% vs. 3.53% for the index. In the second quarter, the Fund slightly underperformed the index by 27 basis points with a net total return of 1.56%. The Fund's underweighting in the energy and manufacturing sectors and an overweighting of the service sector led to the Fund's underperformance in the quarter, but those declines were partially offset by gains in Aurora Foods, Knowles Electronics and Allied Waste.

Market Update
Loan market volatility remained at above average levels during the first half of the year, though still well below the volatility experienced by the broader fixed income and equity markets. Senior loan investors remained cautious, favoring the higher-rated, more liquid end of the market. As a result, bid levels for better credits continued to strengthen during the quarter, while underperforming names and distressed loans weakened significantly. In this environment, the Fund experienced its first default, when Safety-Kleen Corp., an industrial waste services company, filed for bankruptcy. Although the short-term impact to the NAV of the Fund was negative, the event was anticipated and we believe is a necessary step in the restructuring process for this company, which remains a holding of the Fund. Another factor that has negatively impacted the loan market is the continued weakness in the high yield market. The high yield market represents a critical source of capital for below investment grade companies and tends to be a key driver of senior loan issuance and refinancings.

With volatility in the financial markets expected to remain high, we believe that senior loans will continue to offer strong relative value to investors as compared to other shorter-term investments. Senior loans continue to represent an attractive investment choice for investors who are looking to earn a reasonable level of income with minimal exposure to interest rate movements.

At North American Funds, we are committed to you and to your investment future, and the relationship with American General only strengthens that commitment. You have our promise that we will continue to strive to provide you with disciplined investment management expertise and high quality customer service.

If you have any questions about your investments, simply call us at 800-872-8037. Due to recently extended coverage, you can now reach a North American Funds representative any time between the hours of 9:00 to 7:00 PM, Eastern Time, Monday through Friday. Or, you can access account information 24 hours a day from the same number, using our automated information line. Finally, you can obtain up-to-date information on any North American Fund, including performance information, daily pricing and other facts, on our website at www.northamericanfunds.com. Thank you for your continued support.

Sincerely,
/s/ Alice T. Kane
Alice T. Kane
Chairman and President
North American Funds

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                Maturity
 Industry Description                    Type     Date      Par       Value
 -------- -----------                    ----   --------    ---       -----
 LOANS - 83.1%
 Aerospace & Defense - 1.6%
          K&F Industries Inc            BTL-B   10/15/05 $1,565,852 $1,564,385
          Titan Corporation             BTL-C    2/23/07  1,496,250  1,502,796
          United Defense Corp           BTL-B    10/6/05    735,325    731,464
          United Defense Corp           BTL-C    10/6/06    715,706    711,948
                                                                    ----------
                                                                     4,510,593
 Automobile - 5.9%
          Accuride Corp                 BTL-C    1/21/07  1,212,500  1,193,807
          American Axle &
          Manufacturing                 BTL-B    4/30/06  2,247,000  2,242,277
          Collins & Aikman Corp         BTL-C   12/31/05  2,189,848  2,168,635
          CSK Auto Inc                  BTL-B-2 10/31/03  2,689,000  2,662,110
          Dura Automotive Systems Inc   BTL-B    3/31/06  1,250,000  1,251,367
          Exide Corp                    BTL-B    3/18/05  1,483,300  1,457,898
          Federal Mogul Corp            BTL-B    2/24/05    994,286    934,214
          J.L. French Automotive
          Castings Inc                  BTL-B   10/21/06    784,280    781,666
          Polypore Inc                  BTL-B   12/31/06  1,500,000  1,503,750
          Tenneco Automotive            BTL-B   10/15/07  1,000,000    986,250
          Tenneco Automotive            BTL-C    4/15/08  1,000,000    986,250
          Venture Holdings Trust        BTL-B     4/1/05    990,000    978,862
                                                                    ----------
                                                                    17,147,086
 Beverage, Food & Tobacco - 2.1%
          Aurora Foods Inc              BTL-A    6/30/05  1,117,528  1,000,188
          Aurora Foods Inc              BTL-B    9/30/06  1,783,760  1,617,276
          B&G Foods Inc                 BTL-B    3/31/06  1,000,000    928,333
          Doane Pet Care Company        BTL-B    9/30/05    236,152    237,185
          Doane Pet Care Company        BTL-B   12/31/05    499,311    501,495
          Doane Pet Care Company        BTL-C    9/30/06    255,782    257,168
          Shoney's Inc                  BTL-B    4/30/02    694,836    654,304
          Tabletop Acquisition Corp     BTL-B    3/31/07    997,500  1,001,864
                                                                    ----------
                                                                     6,197,813
 Broadcasting & Entertainment - 2.5%
          AMFM Inc                      BTL-A   11/19/01  3,750,000  3,744,727
          Classic Cable Inc             BTL-B    1/31/08  1,736,842  1,737,059
          Muzak LLC                     BTL-B   12/31/06  1,243,750  1,241,937
          Telemundo Group Inc           BTL-B    2/28/06    496,250    492,528
                                                                    ----------
                                                                     7,216,251
 Buildings & Real Estate - 3.8%
          Atrium Companies Inc          BTL-B    6/30/05     74,311     74,172
          Atrium Companies Inc          BTL-C    6/30/06    106,759    106,559
          ClubCorp Inc                  BTL-B    3/24/07    997,500    999,683
          Dal-Tile Intern'l             BTL-B   12/31/03  2,236,325  2,192,158

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                               Maturity
 Industry Description                   Type     Date      Par        Value
 -------- -----------                   ----   --------    ---        -----
 Buildings & Real Estate - continued
          Lennar Corp                  BTL-B     5/3/07 $2,500,000 $  2,505,207
          Pebble Beach Co              BTL-B    7/30/06  1,495,273    1,501,582
          Prison Realty Trust Inc      BTL-C   12/31/02    746,231      711,407
          Prison Realty Trust Inc      TL      12/31/02    985,000      934,108
          Tapco International
          Corporation                  BTL-B    6/23/07  1,240,625    1,237,523
          Tapco International
          Corporation                  BTL-C    6/23/08    744,375      742,514
                                                                   ------------
                                                                     11,004,913
 Cargo Transport - 1.5%
          Atlas Freighter Leasing
          III Inc                      BTL-A    4/25/05    800,000      798,750
          Atlas Freighter Leasing
          III Inc                      BTL-B    4/25/06  1,200,000    1,201,126
          Gemini Air Cargo Inc         BTL-A    8/12/05  1,962,054    1,938,755
          Kansas City Southern
          Industries Inc               BTL-B    1/11/07    500,000      502,545
                                                                   ------------
                                                                      4,441,176
 Chemicals, Plastics & Rubber - 4.3%
          Foamex LP                    BTL-B    6/30/05    242,567      238,170
          Foamex LP                    BTL-C    6/30/06    220,517      216,520
          Foamex LP                    BTL-D   12/22/06    479,078      470,395
          Hexcel Corp                  BTL-B    9/14/05  1,260,110    1,253,809
          Huntsman Corp                BTL-A     2/7/02    547,050      542,947
          Huntsman Corp                BTL-C    10/7/04  2,000,000    2,003,126
          Huntsman ICI Chemicals LLC   BTL-B    6/30/07  1,155,000    1,163,859
          Huntsman ICI Chemicals LLC   BTL-C    6/30/08  1,155,000    1,163,859
          Huntsman Packaging Corp      BTL-B    5/31/08  1,000,000    1,002,625
          Lyondell Petrochemical Co    BTL-B    6/30/05    430,427      434,950
          Lyondell Petrochemical Co    BTL-E   12/31/03  2,032,340    2,092,414
          Scotts Company               BTL-B    6/30/06  1,009,312    1,014,359
          Scotts Company               BTL-C    6/30/07    971,370      976,167
                                                                   ------------
                                                                     12,573,200
 Containers, Packaging & Glass - 3.9%
          Graham Packaging Co          BTL-B    1/31/06    979,957      978,167
          Graham Packaging Co          BTL-C 1  1/31/07    811,964      810,520
          Graham Packaging Co          BTL-C 2  1/31/07  1,179,089    1,177,280
          Graphics Packaging Corp      Bridge   8/12/02    421,250      414,273
          Jefferson Smurfit            BTL-B    3/31/06     95,833       96,002
          Packaging Corporation of
          America                      BTL-B    6/29/07    986,395      991,080
          RIC/Riverwood
          International                BTL-A    2/28/03  1,500,000    1,486,171
          RIC/Riverwood
          International                BTL-B    2/28/04  1,522,108    1,526,469
          RIC/Riverwood
          International                BTL-C    8/28/04    403,116      404,271
          Stone Container              BTL-D    10/1/03  3,493,525    3,502,930
                                                                   ------------
                                                                     11,387,163

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                   Maturity
 Industry Description                    Type        Date      Par        Value
 -------- -----------                    ----      --------    ---        -----
 Diversified & Conglomerate
  Manufacturing - 4.4%
          Alliance Laundry Systems
          LLC                        BTL-B          6/30/05 $1,000,000 $    995,000
          General Cable
          Corporation                BTL-B          5/27/07  2,315,703    2,307,019
          GenTek Inc                 BTL-B          4/30/07    990,000      992,475
          Goodman Manufacturing Co
          LP                         BTL-B          7/31/05    951,206      940,951
          Mueller Group Inc          BTL-B          8/16/06  1,736,856    1,740,384
          Mueller Group Inc          BTL-C          8/16/07  1,736,856    1,740,384
          SPX Corp                   BTL-B         12/31/06  1,244,997    1,250,444
          Terex Corporation          BTL-B           3/1/05    739,173      738,942
          Terex Corporation          Delayed BTL-C  7/15/06  2,212,543    2,212,543
                                                                       ------------
                                                                         12,918,142
 Diversified & Conglomerate
  Service - 1.9%
          infoUSA Inc                BTL-B          6/30/06  1,354,639    1,324,160
          NationsRent Inc            BTL-B          7/20/06    750,000      743,438
          United Rentals Inc         BTL-B          6/30/05  1,240,602    1,225,870
          United Rentals Inc         BTL-C          6/30/06  2,250,000    2,222,343
                                                                       ------------
                                                                          5,515,811
 Ecological - 3.7%
          Allied Waste Industries    BTL-B          7/21/06  1,704,545    1,601,771
          Allied Waste Industries    BTL-C          7/21/07  2,045,455    1,922,126
          Casella Waste Systems
          Inc                        BTL-B         12/14/06  1,500,000    1,471,500
          Intern'l Technology Corp   BTL-B          6/11/06  1,714,765    1,705,119
          Safety-Kleen Corp.         BTL-A           4/3/04    322,918      129,167
          Safety-Kleen Corp.         BTL-B           4/3/05  1,241,796      498,098
          Safety-Kleen Corp.         BTL-C           4/3/06  1,241,796      498,098
          Stericycle Inc             BTL-B         11/10/06  2,809,125    2,820,097
                                                                       ------------
                                                                         10,645,976
 Electronics - 1.9%
          Amkor Technology           BTL-B          9/30/05  1,995,000    2,006,429
          Knowles Electronics        BTL-B          1/29/07  1,250,000    1,150,000
          ON Semiconductor, Inc.     BTL-B           8/4/06    627,542      632,641
          ON Semiconductor, Inc.     BTL-C           8/4/07    675,815      681,306
          ON Semiconductor, Inc.     Delayed BTL     8/4/07  1,000,000    1,001,000
                                                                       ------------
                                                                          5,471,376
 Farming & Agriculture - 0.9%
          Central Tractor Farm &
          Country                    BTL-B          4/30/06  1,737,500    1,718,768
          Hines Nurseries Inc        BTL-B          2/28/05  1,000,000    1,000,000
                                                                       ------------
                                                                          2,718,768
 Finance - 0.3%
          Bridge Information
          Systems Inc                BTL-B          5/29/05  1,117,717      979,120
                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                               Maturity
 Industry Description                  Type      Date      Par        Value
 -------- -----------                  ----    --------    ---        -----
 Grocery - 1.6%
          Pantry Inc                 BTL-B      1/31/06 $1,482,746 $  1,467,919
          Pantry Inc                 BTL-C      1/31/06    748,125      747,813
          Pathmark Stores Inc        BTL-B     12/15/01  2,490,201    2,434,171
                                                                   ------------
                                                                      4,649,903
 Healthcare, Education &
  Childcare - 3.5%
          Alliance Imaging Inc       BTL-B      6/18/04    412,935      409,322
          Alliance Imaging Inc       BTL-C     12/18/04    587,065      581,928
          CONMED Corp                BTL-B       1/1/05  1,250,000    1,249,062
          Dade Behring Inc           BTL-B      6/30/06  1,359,370    1,278,293
          Dade Behring Inc           BTL-C      6/30/07  1,359,370    1,278,293
          Hanger Orthopedic Group    BTL-B       1/1/08  1,492,500    1,403,883
          King Pharmaceuticals Inc   BTL-B     12/22/06    917,101      918,343
          Quest Diagnostics Inc      Bridge     8/16/01    953,488      950,211
          Quest Diagnostics Inc      BTL-B      8/16/06    258,677      259,665
          Quest Diagnostics Inc      BTL-C      8/16/07    238,781      239,693
          Stryker Corp               BTL-B      12/4/05    666,988      669,698
          Stryker Corp               BTL-C      12/4/06    949,093      952,949
                                                                   ------------
                                                                     10,191,340
 Home & Office Furniturings, Housewares &
  Durable Consumer Products - 1.1%
          Shop Vac Corp              BTL-B      6/30/07  2,000,000    1,998,750
          Simmons Co                 BTL-B     10/29/05    355,828      356,718
          Simmons Co                 BTL-C     10/29/06    890,625      892,852
                                                                   ------------
                                                                      3,248,320
 Hotels, Motels, Inns & Gaming -
   3.7%
          Extended Stay America
          Inc                        BTL-D       6/7/07  2,000,000    2,003,750
          Felcor Lodging Trust       BTL-B      3/31/04  1,747,333    1,740,052
          Isle of Capri Casinos
          Inc                        BTL-B       3/2/06    533,333      536,143
          Isle of Capri Casinos
          Inc                        BTL-C       3/2/07    466,667      469,125
          Starwood Hotels &
          Resorts Trust              Tr 2 Loan  2/23/03  4,000,000    4,013,752
          Wyndham International
          Inc                        BTL-B      6/30/06  2,000,000    1,934,876
                                                                   ------------
                                                                     10,697,698
 Insurance - 0.7%
          Willis Corroon Group plc   BTL-B     11/19/06  1,522,308    1,519,770
          Willis Corroon Group plc   BTL-C     11/19/07    223,846      223,473
          Willis Corroon Group plc   BTL-D      5/19/08    223,846      223,473
                                                                   ------------
                                                                      1,966,716
 Leisure, Amusement,
  Entertainment - 1.7%
          DreamWorks LLC             BTL-B      1/15/09  2,000,000    2,013,126
          Premier Parks Inc          BTL-B      9/30/05  2,000,000    2,013,000
          Regal Cinemas Inc          BTL-B      5/27/06  1,000,000      797,857
                                                                   ------------
                                                                      4,823,983

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                 Maturity
 Industry Description                   Type       Date      Par        Value
 -------- -----------                   ----     --------    ---        -----
 Mining, Steel, Iron & Nonprecious
  Metals - 3.1%
          Ispat Inland Inc           Hybrid TL    7/16/05 $1,732,956 $  1,717,311
          Ispat Inland Inc           Hybrid TL 2  7/16/06  1,732,956    1,717,311
          Neenah Corp                BTL-B        9/30/05  2,226,588    2,221,022
          Peabody Holding Company
          Inc                        BTL-B        6/30/06  3,325,000    3,320,013
                                                                     ------------
                                                                        8,975,657
 Oil & Gas - 0.7%
          TravelCenters of America
          Inc                        BTL-B        3/27/05  1,977,918    1,984,099
                                                                     ------------
 Personal & Nondurable Consumer
  Products (Mfg. Only) - 2.7%
          Buhrmann NV                US BTL-B    10/26/07  3,343,952    3,352,312
          Sealy Mattress             BTL-B       12/15/04  1,320,248    1,321,898
          Sealy Mattress             BTL-C       12/15/05    951,434      953,516
          Sealy Mattress             BTL-D       12/15/06  1,216,018    1,218,045
          United Industries Corp     BTL-B        1/20/06    982,500      948,112
                                                                     ------------
                                                                        7,793,883
 Printing & Publishing - 6.5%
          American Color Graphics    BTL-B        3/31/05  1,750,000    1,741,250
          American Media Inc         BTL-B         4/1/07  2,500,000    2,504,688
          Benedek Broadcasting
          Corp                       BTL-B       11/20/07  2,000,000    1,991,876
          Big Flower Press Inc       BTL-A       12/31/05    992,252      984,810
          Big Flower Press Inc       BTL-B       12/31/08    994,851      994,851
          Hollinger Intern'l
          Publishing                 BTL-B       12/31/04  2,250,000    2,258,438
          Hollinger Intern'l
          Publishing                 TL B1        9/30/05  1,000,000    1,005,000
          Jostens Inc                BTL-B        5/10/08  1,000,000    1,003,250
          Journal Register Co        BTL-B         9/6/06  1,498,500    1,485,388
          Lamar Advertising
          Company                    BTL-B         8/1/06  1,000,000    1,001,875
          Mail-Well Corp             BTL-B        2/22/07    997,500      999,370
          Merrill Corp               BTL-B       11/23/07  1,990,000    1,991,244
          R.H. Donnelley Corp        BTL-B        12/5/05    370,163      369,006
          R.H. Donnelley Corp        BTL-C        12/5/06    614,762      612,841
                                                                     ------------
                                                                       18,943,887
 Retail Stores - 0.7%
          SDM Corporation            BTL-C         2/4/08  1,000,000    1,002,000
          SDM Corporation            BTL-E         2/4/09  1,000,000    1,002,000
                                                                     ------------
                                                                        2,004,000
 Telecommunications - 12.8%
          Adelphia Communications
          Corp                       BTL-B        6/30/09  2,000,000    2,007,812
          American Tower Corp        BTL-B       12/31/07  3,500,000    3,512,471
          Centennial Cellular Corp   BTL-B-PR     5/31/07    997,478    1,000,259
          Charter Communications
          Holding Co LLC             BTL-B         2/2/08  1,500,000    1,489,249
          Charter Communications
          Holding Co LLC             BTL-B        11/5/08    250,000      249,781

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                    Maturity
 Industry    Description                   Type       Date      Par        Value
 --------    -----------                   ----     --------    ---        -----
 Telecommunications - continued
             Charter Communications
             Holding Co LLC             BTL-B         2/2/00 $1,500,000 $  1,501,093
             Cincinnati Bell Inc        Delayed BTL   1/6/06  1,600,000    1,602,125
             Davel Communications Inc   BTL-B        6/23/05    493,750      370,313
             Dobson Communication       BTL-B        3/31/08    513,333      513,425
             Dobson Communication       BTL-B        3/23/07    677,978      679,108
             Dobson Communication       BTL-B       12/31/07    995,000      995,124
             Dobson Communication       BTL-C        3/31/09    586,667      586,772
             Dobson Communication       BTL-C       12/23/07    686,118      687,557
             McLeodUSA Corp             BTL-B        5/31/08  1,000,000    1,000,625
             Microcell
             Telecommunications Inc     BTL-B         3/1/06  2,000,000    1,995,626
             Nextel Communications      BTL-B        6/30/08  1,250,000    1,255,781
             Nextel Communications      BTL-C       12/31/08  1,250,000    1,255,781
             NEXTLINK Communications
             Inc                        BTL-B        6/30/07  2,000,000    2,011,072
             RCN Corp                   BTL-B         6/3/07  1,500,000    1,496,116
             Rural Cellular Corp        BTL-B        10/3/08  1,500,000    1,498,500
             Rural Cellular Corp        BTL-C         4/3/09  1,500,000    1,498,500
             SpectraSite
             Communications Inc         BTL-B        6/30/06  1,000,000    1,002,250
             Superior TeleCom Inc       BTL-A        5/27/04  1,440,840    1,433,035
             Superior TeleCom Inc       BTL-B       11/27/05    966,085      963,756
             Tritel Inc                 BTL-B       12/31/07  3,250,000    3,258,125
             Voicestream Wireless       BTL-A       12/31/07  2,500,000    2,442,360
             Voicestream Wireless       BTL-B        2/25/09  1,000,000      987,448
                                                                        ------------
                                                                          37,294,064
 Textiles & Leather - 2.2%
             Globe Manufacturing Co     BTL-B        7/15/06    993,750      670,781
             Pillowtex Corp             BTL-B       12/31/04    974,719      806,093
             Polymer Group              BTL-B       12/20/05  2,224,846    2,220,285
             St John Knits Inc          BTL-B        7/31/07  1,341,146    1,290,853
             Synthetic Industries Inc   BTL-B       12/14/07  1,500,000    1,486,875
                                                                        ------------
                                                                           6,474,887
 Transportation - 2.0%
             American Commercial
             Lines LLC                  BTL-B        6/30/06    604,387      585,122
             American Commercial
             Lines LLC                  BTL-C        6/30/07  1,325,623    1,283,369
             RailAmerica Inc            BTL-B       12/31/06  3,980,000    3,998,905
                                                                        ------------
                                                                           5,867,396
 Utilities - 1.4%
             AES Texas Funding II LLC   BTL          4/24/01  1,000,000      997,500
             Western Resources Inc      BTL-B        3/17/03  3,000,000    3,005,625
                                                                        ------------
                                                                           4,003,125
 TOTAL LOANS (Cost $245,632,538)                                        $241,646,346
                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                             Maturity
 Industry Description                   Type   Date       Par        Value
 -------- -----------                   ---- --------     ---        -----
 SHORT-TERM INVESTMENTS - 14.6%
          American Express Co., 6.42%        7/03/00  $32,096,549 $ 32,096,549
          SSGA Money Market Fund                       10,297,940   10,297,940
                                                                  ------------
 TOTAL SHORT-TERM INVESTMENTS (Cost
  $42,394,489)                                                    $ 42,394,489
                                                                  ------------
 TOTAL INVESTMENTS - 97.7% - (Cost
  $288,027,027)*                                                  $284,040,835
                                                                  ------------
 OTHER ASSETS AND LIABILITIES, NET -
   2.3%                                                           $  6,776,521
                                                                  ------------
 NET ASSETS - 100.0%                                              $290,817,356
                                                                  ============

*The cost for Federal Income Tax purposes is the same.
    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statement of Assets and Liabilities - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

  ASSETS:
  Investments in loans and securities, at value (Identified cost,
   $288,027,027) (See accompanying Portfolio of Investments) ....  $284,040,835
  Cash...........................................................     1,753,892
  Receivables:
    Investments sold.............................................       741,698
    Fund shares sold.............................................     2,944,977
    Interest receivable on bank loans............................     2,470,200
    From investment adviser......................................       521,285
  Other assets...................................................       396,655
                                                                   ------------
      Total assets...............................................   292,869,542
                                                                   ------------
  LIABILITIES:
  Payables:
    Fund shares repurchased......................................           200
    Fund dividends...............................................     1,838,166
    Distribution and service fees................................       167,100
    Accrued expenses.............................................        46,720
                                                                   ------------
      Total liabilities..........................................     2,052,186
                                                                   ------------
  NET ASSETS.....................................................  $290,817,356
                                                                   ============
  NET ASSETS CONSIST OF:
    Accumulated net realized gains...............................      ($95,058)
    Unrealized depreciation on investments.......................    (3,986,192)
    Capital shares at par value of $.01 (Note 3).................       295,731
    Additional paid-in capital...................................   294,602,875
                                                                   ------------
      Net assets.................................................  $290,817,356
                                                                   ============
  NET ASSET VALUES:
  Class B Shares
   Net assets at value...........................................  $ 46,300,324
   Shares outstanding............................................     4,708,208
  Net Asset Value, offering and redemption price per share.......         $9.83
                                                                   ============
  Class C Shares
   Net assets at value...........................................  $244,517,032
   Shares outstanding............................................    24,864,889
  Net Asset Value, offering and redemption price per share.......         $9.83
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statement of Operations (Unaudited)
--------------------------------------------------------------------------------

                                                             For the Six Months
                                                                   ended
                                                               June 30, 2000
                                                             ------------------
  INVESTMENT INCOME:
   Interest.................................................    $11,123,443
   Facility and other fee income............................        121,115
                                                                -----------
    Total income............................................     11,244,558
                                                                -----------
  EXPENSES:
   Investment adviser fee (Note 5)..........................      1,076,993
   Distribution fee for Class B (Note 7)....................        157,139
   Distribution fee for Class C (Note 7)....................        793,209
   Custody fee..............................................         70,697
   Transfer agent fee.......................................         63,515
   Audit and legal fees.....................................         60,014
   Accounting and administration fees (Note 5)..............        506,820
   Directors' fees and expenses.............................          6,387
   Registration and filing fees.............................         75,067
   Miscellaneous............................................         34,221
                                                                -----------
   Expenses before waiver of fees by investment adviser ....      2,844,062
                                                                -----------
   Waiver of fees by investment adviser (Note 5)............     (1,062,831)
                                                                -----------
      Net expenses..........................................      1,781,231
                                                                -----------
      Net investment income ................................    $ 9,463,327
                                                                -----------
  REALIZED AND UNREALIZED GAIN/(LOSS):
   Net realized gain on investment transactions.............      ($145,192)
   Unrealized (depreciation) on investments.................     (3,551,081)
                                                                -----------
      Net realized and unrealized loss......................     (3,696,273)
                                                                -----------
  Net increase in net assets resulting from operations......    $ 5,767,054
                                                                ===========


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                           For the Six Months
                                                 ended          For the Year
                                             June 30, 2000          ended
                                              (Unaudited)     December 31, 1999
                                           ------------------ -----------------
  Increase/(Decrease) in Net Assets from:
  OPERATIONS:
   Net investment income.................     $  9,463,327      $  7,272,344
   Net realized gain on investment
    transactions.........................         (145,192)           43,884
   Change in unrealized depreciation on
    investments..........................       (3,551,081)         (417,821)
                                              ------------      ------------
  Net increase in net assets resulting
   from operations.......................        5,767,054         6,898,407
  DISTRIBUTIONS FROM:
   Net investment income, Class B........       (1,565,179)       (1,508,735)
   Net investment income, Class C........       (7,898,148)       (5,763,609)
                                              ------------      ------------
    Total distributions..................       (9,463,327)       (7,272,334)
  Increase in net assets from capital
   share transactions (Note 3)...........       83,753,085       192,049,560
                                              ------------      ------------
  Increase in net assets.................       80,056,812       191,675,623
  Net assets at beginning of period......      210,760,544        19,084,921
                                              ------------      ------------
  Net assets at end of period............     $290,817,356      $210,760,544
                                              ============      ============

* Commencement of Operations



    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statements of Cash Flows (Unaudited)
--------------------------------------------------------------------------------

                                                            For the Six Months
                                                                  ended
                                                              June 30, 2000
                                                            ------------------
  Increase/(Decrease) in Cash
  Cash Flows From (Used for) Operating Activities:
   Purchase of loans.......................................   $(111,723,890)
   Interest and facility fees received.....................       9,761,206
   Purchase of short-term securities, net..................      (2,320,813)
   Proceeds from loans sold................................      33,572,943
   Operating expenses paid.................................      (2,111,995)
                                                              -------------
  Net Cash used for operating activities...................     (72,822,549)
                                                              -------------
  Cash Flows From (Used for) Financing Activities:
   Proceeds from shares sold...............................     118,664,036
   Payments for shares redeemed............................     (41,841,269)
   Cash dividends paid (not including reinvested dividends
    of $5,448,074).........................................      (2,527,414)
                                                              -------------
  Net Cash from financing activities.......................      74,295,353
                                                              -------------
  Net Increase in Cash.....................................       1,472,804
   Cash at beginning of period.............................         281,088
                                                              -------------
   Cash at end of period...................................   $   1,753,892
                                                              -------------
  Reconciliation of Net Increase in Net Assets from
   Operations to Net Cash used for Operating Activities
   Net increase in net assets from operations..............   $   5,767,054
   Increase in interest and facility fees receivable.......        (918,547)
   Increase in payable for investments purchased...........          (3,022)
   Increase in receivable for investments sold.............       2,969,198
   Decrease in prepaid expenses and other assets...........        (396,655)
   Increase in net accrued expenses........................        (330,764)
   Net increase in investments.............................     (79,909,813)
                                                              -------------
  Net cash used for operating activities...................   $ (72,822,549)
                                                              =============


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Financial Highlights (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                           Class B
                                               ----------------------------------
                                               Six Months             Period from
                                                  ended       Year     8/31/98 *
                                                06/30/00     ended      through
                                               (Unaudited)  12/31/99   12/31/98
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........      $9.98       $9.98     $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income.......................       0.37        0.69       0.20
 Net realized and unrealized gain on
  investments................................      (0.15)       0.00      (0.02)
                                                       --------------------------
 Total from investment operations............       0.22        0.69       0.18
                                                       --------------------------
Distributions
 Dividends from net investment income........      (0.37)      (0.69)     (0.20)
---------------------------------------------------------------------------------
Net Asset Value, End of Period...............      $9.83       $9.98      $9.98
---------------------------------------------------------------------------------
Total Return.................................      2.22% +     7.13%      1.89% +
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)...........    $46,300     $37,439     $4,826
 Ratio of net expenses to average net
  assets.....................................      1.40% #     0.70%      0.00% #
 Ratio of net investment income to average
  net assets.................................      7.50% #     6.87%      6.11% #
 Portfolio turnover rate.....................        18% +       30%        18% +
 Expense ratio before waiver of fees and
  reimbursement of expenses by adviser.......      2.25% #     2.29%      4.02% #
 Net investment income before waiver of fees
  and reimbursement of expenses by adviser...      6.65% #     5.28%      2.09% #
                                                           Class C
                                               ----------------------------------
                                               Six Months             Period from
                                                  ended       Year     8/31/98 *
                                                06/30/00     ended      through
                                               (Unaudited)  12/31/99   12/31/98
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........      $9.98       $9.98     $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income.......................       0.37        0.69       0.20
 Net realized and unrealized gain on
  investments................................      (0.15)       0.00      (0.02)
                                                       --------------------------
 Total from investment operations............       0.22        0.69       0.18
                                                       --------------------------
Distributions
 Dividends from net investment income........      (0.37)      (0.69)     (0.20)
---------------------------------------------------------------------------------
Net Asset Value, End of Period...............      $9.83       $9.98      $9.98
---------------------------------------------------------------------------------
Total Return.................................      2.22% +     7.12%      1.89% +
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)...........   $244,517    $173,322    $14,259
 Ratio of net expenses to average net
  assets.....................................      1.40% #     0.79%      0.00% #
 Ratio of net investment income to average
  net assets.................................      7.49% #     6.82%      6.11% #
 Portfolio turnover rate.....................        18% +       30%        18% +
 Expense ratio before waiver of fees and
  reimbursement of expenses by adviser.......      2.25% #     2.25%      4.01% #
 Net investment income before waiver of fees
  and reimbursement of expenses by adviser...      6.64% #     5.36%      2.10% #

*Commencement of Operations
+Not annualized
#Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
-------------------------------------------------------------------------------


1. ORGANIZATION OF THE FUND. The North American Senior Floating Rate Fund, Inc. (the "Fund") is a non-diversified closed-end, management investment company. The Fund is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations.

The Fund may offer three classes of shares. Class B shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge which declines from 3% in the first year after purchase to zero after the fourth year. Class C shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge of 1% in the first year after purchase. Class A shares are not currently offered, and are available only upon the conversion of Class B and C shares after being held by the shareholders for eight and ten years, respectively. The share classes also differ in their respective distribution and certain other class-specific expenses. Investment income, realized and unrealized capital gains and losses and common expenses of the Fund are allocated pro-rata to each class based on the average daily net assets of each class. Dividends are declared separately for each class. All classes have equal rights to assets and voting privileges.

Effective March 10, 2000, CypressTree Investments, Inc. ("CypressTree") sold substantially all of its assets including all of the stock of CypressTree Asset Management Corporation, Inc. ("CAM"), the Fund's investment adviser, and all of the stock of CypressTree Funds Distributors, Inc. ("CFD"), the Fund's distributor, to American General Corporation ("American General"). The acquisition by American General of CypressTree's assets (herein "the Acquisition") took place pursuant to a Purchase Agreement dated February 25, 2000. The names of these entities were then changed, so that CAM was renamed American General Asset Management Corp. ("AGAM") and CFD became American General Funds Distributors, Inc. ("AGFD").

AGAM, serves as investment adviser and principal underwriter for the Fund, effective March 10, 2000, pursuant to approval by the Fund's Board of Directors and the Fund's shareholders at a special shareholder meeting held on June 1, 2000. CypressTree Investment Management Company, Inc. (CIMCO) serves as the Fund's subadviser. AGFD serves as distributor for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Fund's financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Security Valuation. The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree in CIMCO's opinion and for which CIMCO can obtain at least two quotations from banks or dealers in Loans will be valued by calculating the mean of the last available bid and asked prices in the market for such Loans, and then using the mean of those two means. If only one quote for a particular Loan is available, the Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. Loans for which an active secondary market does not exist to a reliable degree in CIMCO's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, CIMCO will consider, among other factors, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations purchased with remaining maturities of 60 days or less are valued at amortized cost unless this method is determined not to produce fair valuation. Repurchase agreements and investments in money market funds are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------


Note 2, continued

Federal Income Taxes. It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income and any net realized gain on investments to its shareholders each year. Accordingly, no federal income tax provision is required.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly. The Fund distributes realized net capital gains, if any, at least annually, after offset by any capital loss carryovers.

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Estimates. Preparing the financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts reported for the reporting period and as of the end of the reporting period. Actual results could differ from those estimates.

Income. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the stated life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., are recorded as income when received or contractually due to the Fund.

Gains/Losses. Gains or losses realized on the sale of portfolio assets are recognized on the trade date using the specific identification method.

3. CAPITAL SHARES. The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in three different classes. Share activity for the period ended June 30, 2000 was as follows:

                                     Class B                  Class C
                              ----------------------  ------------------------
                               Shares      Capital      Shares      Capital
                              ---------  -----------  ----------  ------------
     Sold.................... 1,301,470  $12,895,094  10,822,319  $107,251,386
     Reinvestment of
      distributions..........    67,209      664,883     483,557     4,783,191
     Redeemed................  (413,418)  (4,097,019) (3,814,995)  (37,744,450)
                              ---------  -----------  ----------  ------------
      Net
       increase/(decrease)...   955,261  $ 9,462,958   7,490,881  $ 74,290,127
                              =========  ===========  ==========  ============

Share activity for the year ended December 31, 1999 was as follows:

                                     Class B                  Class C
                              ----------------------  ------------------------
                               Shares      Capital      Shares      Capital
                              ---------  -----------  ----------  ------------
     Sold.................... 3,459,562  $34,573,208  16,873,222  $168,635,916
     Reinvestment of
      distributions..........    68,860      687,863     431,932     4,314,630
     Redeemed................  (258,961)  (2,584,552) (1,359,625)  (13,577,505)
                              ---------  -----------  ----------  ------------
      Net
       increase/(decrease)... 3,269,461  $32,676,519  15,945,529  $159,373,041
                              =========  ===========  ==========  ============
      Net
       increase/(decrease)... 3,269,461  $32,676,519  15,945,529  $159,373,041
                              =========  ===========  ==========  ============

In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders will be sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------


Note 3, continued

period ended June 30, 2000, the Fund made six Repurchase Offers, and actually redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

                                      Amount Tendered
                                   ---------------------
                                    Shares     Capital
                                   --------- -----------
            January...............   383,372 $ 3,826,068
            February..............   598,924   5,977,221
            March.................   487,642   4,859,927
            April................. 1,176,697  11,613,565
            May...................   771,546   7,592,015
            June..................   810,232   7,972,673

4. PURCHASES AND SALES OF SECURITIES. During the period ended June 30, 2000, the Fund's cost of purchases of Loans and proceeds from Loan sales were $111,720,868 and $35,400,773, respectively. Unrealized appreciation and depreciation in the value of those investments at June 30, 2000 for federal income tax purposes were as follows:

            Gross unrealized appreciation... $   396,014
            Gross unrealized depreciation...  (4,382,206)
                                             -----------
            Net unrealized depreciation..... $(3,986,192)
                                             ===========

5. INVESTMENT ADVISORY AGREEMENT. The Fund maintains an Investment Advisory Agreement with AGAM ("Adviser"), who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund.

AGAM has retained CIMCO to serve as the Fund's subadviser to manage the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, CIMCO is entitled to receives from AGAM an annual fee paid monthly equal to the following percentage of average daily gross assets:
0.45% for the first $1 billion of average daily gross assets; 0.40% for average daily gross assets between $1 billion and $2 billion; and 0.35% for average daily gross assets of more than $2 billion. During the period ended June 30, 2000, CIMCO voluntarily waived a portion of its compensation, receiving 0.25% of average daily gross assets. Average daily gross assets are computed as described above. The fee paid to CIMCO is not an additional charge to the Fund or its shareholders.

AGAM, as the Fund's Administrator under an Administration Agreement, is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, AGAM receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above.

For the period ended June 30, 2000, AGFD, as the Fund's distributor, received $266,812 in Early Withdrawal Charges on redemptions from the Fund.

During the period ended June 30, 2000, the Fund engaged in purchase and sale transactions with other investment vehicles managed by CIMCO. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940, and amounted to $12,207,295.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------


6. EXPENSE REIMBURSEMENT. Pursuant to the Investment Advisory Agreement, the Adviser reduced voluntarily reduced the advisory fee in order to maintain an expense ratio on the Fund that does not exceed a certain voluntary rate. Currently, the expenses of the Fund are capped at 1.40%. For the period ended June 30, 2000, the Adviser waived fees of $1,062,831.

7. DISTRIBUTION PLAN. The Fund has adopted Distribution Plans ("Plans") applicable to Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment of a fixed percentage of .75% of average net assets to finance distribution expenses.

8. DIRECTOR COMPENSATION. The Fund pays each Director who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Directors meeting attended, $200 for each telephone meeting and an annual retainer of $3,000.

Directors
Alice T. Kane, Chairperson
Joseph T. Grause, Jr.
Dr. Judith I. Craven
William F. Devin
Dr. Timothy J. Ebner
Judge Gustavo E. Gonzales, Jr.
Kenneth J. Lavery
Dr. John E. Maupin, Jr.
Ben H. Love

Officers
Alice T. Kane, President
Joseph T. Grause, Jr., Vice President
Thomas J. Brown, Vice President
     and Treasurer
John I. Fitzgerald, Vice President
     and Secretary
John N. Packs, Vice President
     and Assistant Treasurer

Independent Accounts
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA  02116

Adviser
American General Asset Management Corp.
286 Congress Street
Boston, MA 02110

Transfer and Dividend Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505

Distributor
American General Funds Distributors, Inc.
286 Congress Street
Boston, MA 02110

North American Funds Shareholder Service
286 Congress Street
Boston, MA 02210
800-872-8037
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                                                                      0700:90417